Share-Based compensation (Tables)	12 Months Ended
Dec. 31, 2021
Financial Debt
Disclosure of detailed information about sharebased compensation all plans [text block]

Number of shares (after share split) warrants give right to across all plans	2021	2020
Outstanding at January 1	1,007,500	1,143,500
Granted	401,240	567,000
Forfeited/Cancelled	(750)	(635,000)
Exercised	(414,500)	(68,000)
Outstanding at December 31	993,490	1,007,500
Exercisable at December 31	693,310	1,007,500

Disclosure of detailed information about sharebased compensation 2013 plan [text block]

Number of shares (after share split) warrants give right to for Plan 2013	2021	2020
Outstanding at January 1	80,500	208,000
Granted	—	500
Forfeited/Cancelled	—	(83,500)
Exercised	(80,500)	(44,500)
Outstanding at December 31	—	80,500
Exercisable at December 31	—	80,500

Disclosure of detailed information about sharebased compensation 2016 plan [text block]

Number of shares (after share split) warrants give right to for Plan 2016	2021	2020
Outstanding at January 1	217,500	742,500
Granted	—	—
Forfeited/Cancelled	—	(501,500)
Exercised	(165,000)	(23,500)
Outstanding at December 31	52,500	217,500
Exercisable at December 31	52,500	217,500

Disclosure of detailed information about sharebased compensation 2018 plan [text block]

Number of shares (after share split) warrants give right to for Plan 2018	2021	2020
Outstanding at January 1	159,500	193,000
Granted	—	16,500
Forfeited/Cancelled	—	(50,000)
Exercised	(109,500)	—
Outstanding at December 31	50,000	159,500
Exercisable at December 31	50,000	159,500

Disclosure of detailed information about sharebased compensation 2020 plan [text block]

Number of shares/warrants give right to for Plan 2020	2021	2020
Outstanding at January 1	550,000	—
Granted	—	550,000
Forfeited/Cancelled	—	—
Exercised	(59,500)	—
Outstanding at December 31	490,500	550,000
Exercisable at December 31	490,500	550,000

Disclosure of detailed information about sharebased compensation 2021 plan [text block]

Number of shares/warrants give right to for Plan 2021	2021	2020
Outstanding at January 1	—	—
Granted	401,240	—
Forfeited/Cancelled	(750)	—
Exercised	—	—
Outstanding at December 31	400,490	—
Exercisable at December 31	100,310	—

Disclosure of number and weighted average exercise prices of share options [text block]

Total	2021	2020	2019
Exercisable Warrants at December 31	591,015	550,915	1,940
Shares representing the Exercisable Warrants at December 31	693,310	1,007,500	1,143,500
Weighted average exercise price per share	13.10	9.17	5.26
Weighted average share price at the date of exercise	21.45	—	—

Disclosure of detailed information about input Black and Scholes model [text block]

						Plan 2021	Plan 2021
	Plan 2016	Plan 2018	Plan 2013	Plan 2018	Plan 2020	(grant Sept.	(grant Oct. 27
	(grant 2018)	(grant 2018)	(grant 2018)	(grant 2020)	(grant 2020)	17 2021)	2021)
Return Dividend	—%	—%	—%	—%	—%	—%	—%
Expected volatility	66.92%	56.32%	56.32%	56.32%	56.32%	51.30%	51.50%
Risk-free interest rate	0.35%	(0.20)%	(0.20)%	(0.20)%	(0.20)%	(0.36)%	(0.18)%
Expected life	3	3	3	3	3	3	3
Exercise price	5.17	6.52	11.94	11.94	11.94	25.31	25.31
Stock price	1.09	10.24	10.20	10.20	10.20	25.75	20.50
Fair value	0.10	5.30	3.31	3.31	3.31	9.22	5.94